Average Annual Total Returns (Vanguard Wellesley Income Fund)	12 Months Ended
Sep. 30, 2011
Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.63%
Five Years	6.03%
Ten Years	6.66%
Inception Date	Jul. 01, 1970
Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.74%
Five Years	6.13%
Ten Years	6.75%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.50%
Five Years	4.66%
Ten Years	5.19%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.49%
Five Years	4.47%
Ten Years	5.00%
Wellesley Composite Index | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.94%
Five Years	4.75%
Ten Years	5.80%
Wellesley Composite Index | Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.94%
Five Years	4.75%
Ten Years	5.80%
Barclays Capital U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.77%
Five Years	6.17%
Ten Years	5.88%
Barclays Capital U.S. Credit A or Better Bond Index | Vanguard Wellesley Income Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.77%
Five Years	6.17%
Ten Years	5.88%